Trade and Other Payables and Accruals (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Trade and Other Payables and Accruals

	As of December 31,
	2018	2019	2019
	RMB’000	RMB’000	US$’000
Trade payables	88,057	69,973	10,051
Bills payable - secured (see Note 15)	335,000	149,000	21,403

	423,057	218,973	31,454

Deposits from distributors	129,000	129,000	18,530
Payables in respect of acquisition of property, plant and equipment	30	7,790	1,119
Other taxes payables	8,063	8,398	1,206
Advances from an unrelated party (note)	38	54	8
Accrued staff costs	30,490	29,735	4,271
Accrued transportation costs	11,788	9,181	1,319
Accrued utilities expenses	3,537	2,731	392
Deferred income (see Note 2 3 )	796	796	114
Others	4,664	4,106	590

	188,406	191,791	27,549

	611,463	410,764	59,003